Convertible Debt and Derivative Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Convertible Debt and Derivative Liability

Note 5 – Convertible Debt and Derivative Liability

Convertible Debt I

Between August and December 2021, the Company issued convertible notes (collectively, “Notes I”) totaling $527,650, originally maturing on July 31, 2022, with an interest rate of 1%. Notes I featured an automatic conversion feature upon an IPO into Common Stock at 70% of the IPO price. Various amendments extended the maturity, ultimately to December 31, 2024, and increased the interest rate to 10%. In December 2024, following a successful IPO, the then outstanding principal and accrued interest totaling $636,852 Notes I converted into 227,447 shares of Common Stock at $2.80 per share.

Convertible Debt II

On April 11, 2022, the Company issued a senior secured convertible note (“Note II”) and 514,403 shares of Common Stock for net proceeds of $977,333 ($1,000,000 less origination costs and an embedded discount). Note II had an original principal of $1,111,111. The original terms of Note II included, among other provisions, penalties and stock conversions at substantial discounts upon default or qualified offerings. Various amendments were executed which extended principal repayment dates and increased repayment premiums resulting in losses on debt extinguishment totaling $887,946 in 2023. On April 24, 2024, Note II was further modified, removing the conversion feature, increasing principal to $1,377,778, and extending the maturity, resulting in a gain on modification of $951,868 and an increase to derivative liability of $407,494. Note II was fully repaid in December 2024 for $2,102,797, which included all outstanding principal and accrued interest.

Convertible Debt III

On March 1, 2023, the Company issued a convertible note (“Note III”) with a principal amount of $150,000 in connection with an investor relations settlement, maturing February 28, 2026 and a compounding 5% annual interest rate. In December 2024, the then outstanding balance of Note III totaling $178,386 was fully repaid, which included all then outstanding principal and accrued interest.

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 5 – Convertible Debt and Derivative Liability, continued

Interest

During the three and nine months ended September 30, 2024, interest expense of $96,924 and $186,906, respectively, is included in the accompanying 2024 condensed consolidated statement of operations, related to Notes I, II and III (collectively, the “Notes”), all of which were paid in full in December 2024.

Embedded Derivative

Based on the terms of the Notes, the Company determined, at the time of issuance, that the conversion option represented an embedded component of a host instrument, the Notes, and was required to be accounted for separately as a derivative financial instrument. Accordingly, the Company recorded the value of the embedded conversion option as a derivative liability with a corresponding discount to the face value of the Notes at the time of issuance. Thereafter, the derivative liability was measured at fair value, as determined using a Monte Carlo valuation model, at each reporting date and changes in fair value were recognized through earnings.

During the second quarter of 2024, the terms of Note II were modified including the terms of the conversion option accounted for as a derivative liability. In connection therewith, the fair value of the derivative liability was measured based on the modified terms and as a result of that remeasurement, the Company recorded a gain totaling $951,868, which is included in other income in the accompanying 2024 statement of operations.

During the three and nine months ended September 30, 2024, the Company recorded a loss totaling $9,885 and $53,257, respectively, relating to the change in the fair value of the derivative liability. There was no such gain or loss during the three or nine months ended September 30, 2025 as the Notes were paid in full in December 2024 eliminating the related derivative liability.

Significant assumptions utilized in the determination of the fair value of derivative liabilities utilizing a Monte Carlo valuation model were as follows:

September 30, 2024
Dividend Rate	-
Term	0.13
Volatility	90%
Risk-free rate	5.0%

JUPITER NEUROSCIENCES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 5 – Convertible Debt and Derivative Liability

Convertible Debt I

Between August and December 2021, the Company executed twelve convertible promissory notes (“Notes I”) for $527,650 in proceeds with a maturity date of July 31, 2022, and interest rate of 1%. The Notes I will automatically convert into equity securities on the first business day following effectiveness of an initial public offering of common stock with the Securities and Exchange Commission (“IPO”). Upon IPO, the outstanding principle of the Notes I and all unpaid accrued interest will automatically convert into a number of restricted fully paid and non-assessable shares of common stock, or units of common stock and warrants to purchase common stock if units are offered to the public in the IPO, equal to the indebtedness divided by 70% of the offering price paid per share at which the IPO is made. For the avoidance of doubt, in the event the IPO is not declared effective prior to the maturity date, none of the indebtedness shall convert or be convertible into shares of Common Stock.

At the time of execution, the Company recorded a debt discount of $257,650 based on the fair value of the embedded conversion feature of Notes I, which was amortized into interest expense over term of Notes I, each with a maturity date of July 31, 2022. On August 6, 2022, the Notes I were amended to extend the maturity date to January 31, 2023, and increase the interest rate to 5%. All other terms remain the same as previously stated in Notes I. The impact of the amendment is prospective and increased accrued interest by $23,072 and is included in accrued interest on the accompanying balance sheet. On February 2, 2023, the Notes I were amended to extend the maturity date to December 31, 2023. During January 31, 2024, the Company and all Note I holders agreed to amend and extend the maturity date of their notes to December 31, 2024. The holders waived any default under the original notes prior to the amendment date. With the amendments the applicable interest rate to Notes I increased to 10% effective from January 1, 2024. The amendments were accounted for as a modification and not an extinguishment of debt, therefore there was no gain recorded in the statement of operations.

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

Note 5 – Convertible Debt and Derivative Liability, continued

Convertible Debt I

Upon the closing of the IPO on December 4, 2024, the outstanding principal and all unpaid accrued interest, totalling $636,852, of the Notes I converted into an aggregate of 227,447 share of common stock of the Company at $2.80, which is 70% of the offering price of $4.00.

Senior Secured Note – Formerly Known as the Convertible Debt II

The Note - On April 11, 2022, the Company entered into a securities purchase agreement with an accredited investor (the “Holder”). Pursuant to the terms of the securities purchase agreement, the Company received aggregate gross proceeds of $1,000,000, less loan origination costs of $22,667, and issued a (i) 10% original issue discount senior secured convertible note (the “Note II”) in the principal amount of $1,111,111 and (ii) 514,403 shares of common stock.

The Company will have the right at any time to redeem in cash all or a portion of Note II at 120% (or 125% on or after the first six months from the closing) of the principal amount thereof plus any unpaid accrued interest to the date of repayment.

Pursuant to the terms of the securities purchase agreement, the Company received aggregate gross proceeds of $1,000,000, less loan origination costs of $22,667, and issued a (i) 10% original issue discount senior secured convertible note (the “Note II”) in the principle amount of $1,111,111 and (ii) 514,403 shares of common stock.

Upon an Event of Default (as defined therein) interest shall accrue at 1 1/2% per month and the 125% of principal and interest through maturity shall be due and payable. At the Holder’s option the Holder shall be entitled to be paid in cash or after the Qualified Offering (as defined in the Purchase Agreement) common stock with the conversion price of the common stock equal to a 30% discount to the lowest closing price of the common stock for the 20 prior trading days.

On October 10, 2022, Note II was amended to postpone the commencement of the principal payments from October 11, 2022 to November 11, 2022. As consideration for the amendment, an additional 42,867 shares of common stock were issued to the Holder on October 10, 2022, valued at 1/12th of the original 514,403 shares issued at commencement of Note II.

On November 10, 2022, Note II was amended to postpone the commencement of the principle from November 11, 2022 to February 11, 2023 and payable in three monthly instalments. An additional 128,599 shares of common stock were issued to the Holder on November 10, 2022, value at 1/4th of the original 514,403 shares issued at commencement of Note II.

On February 6, 2023, Note II was amended to postpone the commencement of the principle to February 28, 2023. On March 6, 2023, Note II was amended to postpone the commencement of the principal from February 11, 2023 to May 31, 2023. The Company and the noteholder agreed to a repayment plan on past due interest. In addition, the Company agreed to prepay in cash the aggregate principal amount of the Note II of 120% (or 137.5% on or after the first six months from closing) plus any accrued interest on the sale of all the assets of the Company and its subsidiaries, upon the Change of Control, or on a Qualified Offering. Upon default of Note II, the Company agrees to pay 137.5% of the outstanding note principal, and accrued interest through maturity and all liquidation damages. As a result of the material modification, the incremental fair value of the modified derivative was classified as a debt extinguishment. Due to the extension of the maturity date of the convertible note, the fair value of the derivative liability increased. This resulted in the Company recording a loss on extinguishment of debt of $670,419.

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

Note 5 – Convertible Debt and Derivative Liability, continued

Senior Secured Note – Formerly Known as the Convertible Debt II, continued

On September 22, 2023, Note II was amended to postpone the commencement of the principle to December 31, 2023. The Company and the noteholder agreed to a repayment plan on past due interest. In addition, the Company agreed to prepay in cash the aggregate principal amount of the Note II of 120% (or 150% on or after the first six months from closing) plus any accrued interest on the sale of all the assets of the Company and its subsidiaries, upon the Change of Control, or on a Qualified Offering. Upon default of Note II, the Company agrees to pay 150% of the outstanding note principal and accrued interest through maturity and all liquidation damages. In addition, upon closing the Note Holder will receive 175% stock coverage. As a result of the material modification, the incremental fair value of the modified derivative was classified as a debt extinguishment. Due to the extension of the maturity date of the convertible note, the fair value of the derivative liability increased. This resulted in the Company recording a loss on extinguishment of debt of $217,527.

On April 29, 2024, the Company, the Holder of the Note II and the CEO entered into an amendment in which the CEO agrees to exchange 685,867 shares issued to the Holder in exchange for his related party notes that accrued interest at 3% that are due from the Company in an aggregate principal amount of $266,667 and the Holder agreed to forfeit all rights to all additional future shares from the Company that would of become due upon a qualified offering as well as the conversion option. Therefore, the principal amount of the note was increased to $1,377,778 and the exchange debt follows the requirements of Note II. In addition, the Holder agreed to extend the note maturity date to August 11, 2024. The note shall be designated as a 10% original issue discount secured note (“Senior Secured Note”) moving forward. The Senior Secured Note and interest will become due and payable upon the earliest of the maturity date or upon the occurrence of a qualified event. The note is recorded on the balance sheet under note payable. As a result of the conversion feature of the note being removed the Company recorded a one-time gain on the modification of the debt of $951,868 and a new derivative liability of $407,494 was recorded related to the Senior Secured Note.

On August 8, 2024, the Company, and the Holder of the Senior Secured Note entered into an amendment to extend the maturity date of the Senior Secured Note to October 11, 2024.

On November 15, 2024, the Company, and the Holder of the Senior Secured Note entered into an amendment to extend the maturity date of the Senior Secured Note to December 10, 2024.

During December 2024, the Company fully repaid the Senior Secured Note pursuant to the terms in the amount of $2,102,797.

Ancillary Agreements - In connection with the Company’s obligations under Note II, the Company entered into a security agreement and intellectual property security agreement with the Holder, pursuant to which the Company granted a security interest on all assets of the Company, including all intellectual property of the Company, for the benefit of the Holders, to secure the Company’s obligations under Note II and the other transaction documents.

Convertible Debt III

On March 1, 2023, the Company issued a convertible promissory note (the “Note III”) with a principal amount of $150,000 as part of a settlement agreement with an investor relations firm. Note III matures on February 28, 2026 and accrues interest at 5% annually which compounds quarterly. Note III is convertible upon election of the holder upon a qualified financing of at least $5,000,000 into shares of common stock equal to 70% of the per share price of the equity issued in the qualified financing. Note III is also convertible upon the completion of an IPO by the Company into shares of common stock equal to 70% of the per share price of the equity issued in connection with the IPO. In both cases the Holder can elect to receive the principal and accrued interest instead of converting the note.

During December 2024, the Company fully repaid the Convertible Debt III pursuant to the terms in the amount of $178,386.

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

Note 5 – Convertible Debt and Derivative Liability, continued

Summary

During the years ended December 31, 2024 and 2023, $147,705 and $143,761, respectively, are included in interest expense for the combined convertible Notes I, II and III on the accompanying statements of operations. As of December 31, 2024 and 2023 the balance of the combined convertible promissory Note I, II and III was $0 and $1,745,472, respectively, net of the debt discount and loan origination costs of $0 and $43,288, respectively.

Derivative Liability Pursuant to Convertible Debt

In connection with the issuance of the Notes, the Company determined that the terms of Notes contain an embedded conversion option to be accounted for as a derivative liability due to the Holder having the potential to gain value upon IPO. Accordingly, under the provisions of ASC 815-40 –Derivatives and Hedging – Contracts in an Entity’s Own Stock, the embedded conversion option contained in Notes was accounted for as derivative liability and debt discount at the date of issuance and has been adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option was determined using the Monte Carlo valuation model.

During the years ended December 31, 2024 and 2023, the derivative liabilities were revalued, and a $857,723 and $(887,946), respectively, adjustment was recorded as a gain/ (loss) on extinguishment of debt to other expenses reflected in the accompanying statements of operations.

The Company also recorded $(53,257) and $148,751 as a (loss) / gain on the change in the fair value of the derivative liability for the years ended December 31, 2024 and 2023, respectively.

The fair value of the derivative liability of Notes I, Note II and Note III was estimated using the Monte Carlo Valuation model at issuance and each reporting period with the following assumptions:

	NOTE III	NOTES I, II & III	NOTES I, II & III
	March 1, 2023 (Issuance)	December 31, 2023	December 31, 2024
Dividend Rate	-	-	-
Term	0.25	0.25	0.13
Volatility	90%	90%	90%
Risk-free rate	N/A	4.70%	5.00%
Probability of IPO	60%	60%	60%

JUPITER NEUROSCIENCES, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 and 2023

Note 5 – Convertible Debt and Derivative Liability, continued

Derivative Liability Pursuant to Convertible Debt, continued

A summary of activity of the derivative liability pertaining to the Notes is presented below:

Derivative Liability
Balance at December 31, 2022	$710,599
Fair value at issuance March 1, 2023	55,604
Fair value adjustment on date of amendment, net	887,946
Fair value change	(148,751)
Balance at December 31, 2023	$1,505,398
Fair value change	53,257
Extinguishment of derivative liability - Note II	(1,359,362)
Fair value at issuance on April 29, 2024 - Senior Secured Note	407,494
Repayment of derivative liability	(606,787)
Balance at December 31, 2024	$-